ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 22,065	$ 27,720
Accumulated Amortization	(12,109)	(16,252)
Accumulated impairment	(9,149)	(10,022)
Net carrying amount	807	1,446
Impairment of intangible assets			9,583
Amortization expense	606	836	2,635
2015	274
2016	273
2017	130
2018	130
thereafter
TV program license [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,217	6,372
Accumulated Amortization	(1,857)	(1,903)
Accumulated impairment	(4,360)	(4,469)
Net carrying amount
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	224	229
Accumulated Amortization	(38)	(39)
Accumulated impairment	(186)	(190)
Net carrying amount
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,516	1,553
Accumulated Amortization	(1,454)	(1,490)
Accumulated impairment	(62)	(63)
Net carrying amount
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,986	2,035
Accumulated Amortization	(1,955)	(2,003)
Accumulated impairment	(31)	(32)
Net carrying amount
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,932	17,337
Accumulated Amortization	(6,625)	(10,633)
Accumulated impairment	(4,500)	(5,258)
Net carrying amount	807	1,446
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	190	194
Accumulated Amortization	(180)	(184)
Accumulated impairment	(10)	(10)
Net carrying amount